Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and Contingencies

Note 16—Commitments and Contingencies

Operating Leases

We operate from leased premises in Denmark, Germany and the US. In addition, we have entered into operating leases for equipment. The total lease commitment (minimum lease payments) under operating leases was:

	2018	2017
	(EUR’000)
Within 1 year	4,220	2,951
Within 1 to 5 years	11,798	12,485
After 5 years	3,609	3,957

Total commitments held under operating leases	19,627	19,393

Lease arrangements regarding our premises are subject to extension options, providing us with the right (not obligation) to extend the lease after the initial term. Other than already exercised extension options, no extension options are deemed reasonably certain to be exercised at December 31, 2018.

Total expenses under operating leases were €2.7 million, €1.6 million, and €1.5 million for the financial years ended December 31, 2018, 2017, and 2016, respectively.

Of other contractual commitments, the Company has entered into service contracts of various lengths in respect of research and development, IT- and facility related services. Costs relating to the contracts are recognized as services are received.